Derivative Financial Instruments (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended			6 Months Ended	12 Months Ended
	Jan. 31, 2023	Oct. 30, 2022	Jul. 16, 2021	Jun. 30, 2023	Dec. 31, 2022	Oct. 21, 2021
Derivative Financial Instruments (Details) [Line Items]
Expire warrants				5 years	5 years
Price per share (in Dollars per share)			$ 10	$ 11.5
Equity proceeds percentage				60.00%	60.00%
Markert value per share (in Dollars per share)				$ 9.2	$ 9.2
Equaly adjusted market value percenatge				115.00%	115.00%
Warrant Price (in Dollars per share)				$ 0.01	$ 0.01
Effective issue price (in Dollars per share)					$ 11.5
Minimum [Member]
Derivative Financial Instruments (Details) [Line Items]
Purchase share			8,000,000
Aggregate purchase price (in Dollars)			$ 80.0
Maximum [Member]
Derivative Financial Instruments (Details) [Line Items]
Purchase share			9,000,000
Aggregate purchase price (in Dollars)			$ 90.0
Public Warrants [Member]
Derivative Financial Instruments (Details) [Line Items]
Warrants issued				5,750,000	5,750,000
Consideration receivable percentage				70.00%	70.00%
Private Placement Warrants [Member]
Derivative Financial Instruments (Details) [Line Items]
Warrant Price (in Dollars per share)				$ 11.5	$ 11.5
Warrants issued				3,900,250	3,900,250
Guidance contained	1,150,000	1,150,000
Market Value [Member]
Derivative Financial Instruments (Details) [Line Items]
Trigger price (in Dollars per share)				$ 18	$ 18
Initial Public Offering [Member]
Derivative Financial Instruments (Details) [Line Items]
Warrants issued				9,650,250	9,650,250
Common Class A [Member]
Derivative Financial Instruments (Details) [Line Items]
Price per share (in Dollars per share)				$ 18	$ 18
Equaly adjusted market value percenatge				180.00%	180.00%
Sale price of exceeds per share (in Dollars per share)				$ 18	$ 18
Effective issue price (in Dollars per share)						$ 10
Common Class A [Member] | Market Value [Member]
Derivative Financial Instruments (Details) [Line Items]
Trigger price (in Dollars per share)				10	$ 10
Common Class A [Member] | Initial Public Offering [Member]
Derivative Financial Instruments (Details) [Line Items]
Effective issue price (in Dollars per share)				$ 10		$ 10
Forward Purchase Units [Member] | Common Class A [Member]
Derivative Financial Instruments (Details) [Line Items]
Purchase share			1
Forward Purchase share [Member] | Common Class A [Member]
Derivative Financial Instruments (Details) [Line Items]
Purchase share			1
Forward Purchase Right [Member] | Common Class A [Member]
Derivative Financial Instruments (Details) [Line Items]
Purchase share			1